SUPPLEMENT DATED FEBRUARY 7, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, 2011

NUVEEN CALIFORNIA HIGH YIELD MUNICIPAL BOND FUND

NUVEEN CALIFORNIA MUNICIPAL BOND FUND

NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND

NUVEEN CONNECTICUT MUNICIPAL BOND FUND

NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND

NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND

NUVEEN NEW JERSEY MUNICIPAL BOND FUND

NUVEEN NEW YORK MUNICIPAL BOND FUND

NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND

The following sentence is added to the first paragraph of the section “Purchase and Redemption of Fund Shares”:

The Funds are generally not a suitable investment for individuals investing through retirement plans.

In the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares,” the last two bullet points are hereby deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MUNI3-0211P